John Hancock
Short Duration Municipal Opportunities Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.0%				$34,529,853
(Cost $34,086,969)
Alabama 4.4%				1,569,663
City of Birmingham Birmingham Alabama Waterworks (A)	3.750	09-01-26	500,000	499,986
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	251,180
Southeast Alabama Gas Supply District Project No. 2, Series B	5.000	06-01-49	500,000	536,230
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	282,267
Arizona 2.2%				782,386
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	300,000	303,732
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	450,000	463,163
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,491
Arkansas 1.0%				348,017
Little Rock School District Construction, GO	3.000	02-01-28	350,000	348,017
California 8.5%				3,009,918
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	500,000	541,326
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	500,000	505,287
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	300,000	301,159
California Municipal Finance Authority Northbay Healthcare, Series A	5.000	11-01-25	250,000	253,042
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	300,000	300,758
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	265,742
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	534,580
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	308,024
Colorado 3.0%				1,074,122
City of Longmont Water Enterprise Revenue	3.000	11-01-33	100,000	95,952
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	12-01-34	500,000	570,588
Crowfoot Metropolitan District No. 3 Series A, GO (B)	5.000	12-01-34	175,000	196,152
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	211,430
Connecticut 1.3%				453,207
City of Bridgeport Series B, GO	5.000	08-15-27	220,000	233,645
Town of Hamden Whitney Center Project	5.000	01-01-50	230,000	219,562
Delaware 1.4%				515,739
Delaware County Authority Cabrini University	5.000	07-01-31	30,000	31,779
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	483,960
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 1.5%				$518,220
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	518,220
Florida 8.7%				3,109,858
Cabot Citrus Farms Community Development District	5.250	03-01-29	300,000	303,138
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	300,000	315,775
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	532,297
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	200,000	206,787
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	26,292
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	300,000	323,240
Lee County Industrial Development Authority Shell Point Obligation Group	4.000	11-15-31	100,000	100,953
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	15,000	15,776
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	100,000	106,235
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	213,828
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	300,963
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	349,642
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	320,000	314,932
Georgia 4.5%				1,585,524
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	257,983
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	517,589
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	5,000	5,249
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	266,422
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	538,281
Illinois 5.2%				1,834,228
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	559,233
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	220,000	217,397
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	527,231
State of Illinois, GO	4.125	11-01-31	525,000	530,367
Indiana 0.5%				178,561
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	175,000	178,561
Iowa 1.4%				503,716
Iowa Finance Authority Gevo NW Iowa RNG Project, AMT	3.875	01-01-42	500,000	503,716
Kansas 0.9%				328,356
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	350,000	328,356
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Kentucky 4.2%				$1,492,806
County of Boone Duke Energy Project	3.700	08-01-27	500,000	502,237
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	500,000	500,848
Kentucky Public Energy Authority Series A	5.000	05-01-55	250,000	265,364
Northern Kentucky Water District Series B	3.125	02-01-29	225,000	224,357
Louisiana 0.8%				292,666
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	300,000	292,666
Maryland 0.1%				52,268
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	52,268
Massachusetts 2.0%				701,268
Massachusetts Development Finance Agency Middlesex School (C)	5.000	07-01-34	200,000	230,473
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	250,000	254,889
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,891
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,764
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-28	175,000	189,251
Michigan 2.1%				764,601
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	102,718
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	148,942
Grand Valley State University Series A	5.000	12-01-32	500,000	512,941
Missouri 1.9%				659,875
Industrial Development Authority of the City of St. Louis Union Station Phase 2 Redevelopment Project, Series A	4.875	06-15-34	430,000	437,762
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-27	200,000	201,771
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	20,000	20,342
Montana 0.7%				255,528
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	255,528
Nevada 0.0%				10,562
County of Washoe Fuel Tax	5.000	02-01-42	10,000	10,562
New Hampshire 1.8%				632,439
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-34	100,000	110,339
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-38	100,000	107,487
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	5,000	4,539
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	175,000	158,268
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	250,000	251,806
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey 2.9%				$1,036,969
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	557,177
State of New Jersey, GO	2.000	06-01-27	500,000	479,792
New York 2.8%				996,885
Albany County Airport Authority Series B, AMT	5.000	12-15-26	500,000	518,904
Dutchess County Local Development Corp. Marist College Project, Series A	5.000	07-01-45	45,000	45,321
Metropolitan Transportation Authority Series A-2	5.000	11-15-45	315,000	343,952
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,259
New York State Urban Development Corp. Personal Income Tax, Series C-3	5.000	03-15-39	50,000	52,333
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	30,000	31,116
North Carolina 0.9%				335,296
City of Wilmington Series D	5.000	09-01-40	55,000	62,557
North Carolina Capital Facilities Finance Agency High Point University	4.000	05-01-33	20,000	20,444
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series 2024B-1	4.250	10-01-28	250,000	252,295
North Dakota 0.4%				125,598
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	125,000	125,598
Ohio 2.4%				845,769
County of Ohio The Highlands Project	5.000	06-01-32	365,000	389,251
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	300,000	308,347
Ohio Air Quality Development Authority FirstEnergy, Series D	4.250	08-01-29	150,000	148,171
Oklahoma 2.2%				766,757
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	235,000	255,500
Cache Educational Facilities Authority Cache Public Schools Project, Series A	5.000	09-01-33	200,000	220,973
Oklahoma County Independent School District No. 89 Oklahoma City Series A, GO	3.000	07-01-25	290,000	290,284
Pennsylvania 5.5%				1,971,118
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	362,750
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	430,045
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	225,662
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	35,000	34,292
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	300,000	304,845
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System, Series A	5.000	08-15-42	375,000	385,224
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	180,000	177,895
Philadelphia Authority for Industrial Development Temple University, 1st Series 2015	5.000	04-01-35	50,000	50,405
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico 0.5%				$196,523
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.383	11-01-43	310,709	196,523
South Carolina 3.1%				1,115,486
City of Rock Hill Combined Utility System Revenue Series A	5.000	01-01-40	200,000	223,712
Clemson University Athletic Facilities, Series A	4.000	05-01-33	30,000	31,220
College of Charleston South Carolina Academic and Administrative Facilities Revenue, Series B (B)	4.000	04-01-34	25,000	26,105
Laurens County Public Facilities Authority Laurens County Public Facilities Project	4.000	09-01-44	65,000	64,465
South Carolina Jobs-Economic Development Authority Wofford College	5.000	04-01-27	25,000	25,681
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	350,000	334,926
Spartanburg County School District No. 5, GO	3.000	03-01-35	400,000	378,219
State of South Carolina Series A, GO	5.000	04-01-26	30,000	31,158
Tennessee 0.1%				20,846
County of Knox Series C, GO	5.000	06-01-26	20,000	20,846
Texas 13.0%				4,623,057
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	12.000	06-01-43	100,000	101,762
City of Austin Public Improvement, GO	5.000	09-01-33	150,000	157,899
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	543,309
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	30,000	30,601
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	250,547
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-33	75,000	84,480
Elevon Municipal Utility District No. 1-A, GO (B)	4.000	09-01-33	310,000	315,151
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,623
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System, Series A	5.000	12-01-26	320,000	321,491
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-29	120,000	129,858
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-30	130,000	141,567
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	500,000	499,989
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	260,000	259,251
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	300,000	306,647
Port of Houston Authority Series A, AMT, GO	5.000	10-01-32	345,000	365,386
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	80,000	82,741
Texas Public Finance Authority Texas Southern University	5.000	05-01-26	520,000	531,755
Virgin Islands 0.1%				26,415
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	25,000	26,415
6	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Virginia 0.6%				$207,915
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	207,915
Washington 1.4%				516,916
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	516,916
West Virginia 1.1%				381,765
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	395,000	381,765
Wisconsin 1.9%				689,010
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	325,000	338,555
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	350,000	350,455

	Yield (%)	Shares	Value
Short-term investments 3.6%			$1,275,857
(Cost $1,275,962)
Short-term funds 3.6%
John Hancock Collateral Trust (E)	5.2747(F)	127,591	1,275,857
Total investments (Cost $35,362,931) 100.6%			$35,805,710
Other assets and liabilities, net (0.6%)			(227,835)
Total net assets 100.0%			$35,577,875

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 8-31-24.

Insurance Coverage	As a % of total investments
Build America Mutual Assurance Company	2.9
Assured Guaranty Municipal Corp.	1.4
Assured Guaranty Corp.	0.5
TOTAL	4.8
The fund had the following sector composition as a percentage of net assets on 8-31-24:
General obligation bonds	13.6%
Revenue bonds	83.4%
Other revenue	17.9%
Health care	17.5%
Development	12.8%
Education	11.1%
Airport	9.1%
Utilities	4.7%
Housing	3.2%
Water and sewer	2.9%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	7

Transportation	2.5%
Pollution	1.7%
Short-term investments and other	3.0%
TOTAL	100.0%
8	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$34,529,853	—	$34,529,853	—
Short-term investments	1,275,857	$1,275,857	—	—
Total investments in securities	$35,805,710	$1,275,857	$34,529,853	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	127,591	$257,141	$3,755,285	$(2,736,446)	$(16)	$(107)	$6,451	—	$1,275,857
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	9